OAK RIDGE SMALL CAP GROWTH FUND

Class A: ORIGX, Class C: ORICX, Class I: ORIYX, Class K: ORIKX

OAK RIDGE INTERNATIONAL SMALL CAP FUND

Class A: ORIAX, Class I: ORIIX

OAK RIDGE DYNAMIC SMALL CAP FUND

Class A: ORSAX, Class I: ORSIX

OAK RIDGE DISCIPLINED GROWTH FUND

Class A: ORDGX, Class I: ODGIX

OAK RIDGE MULTI STRATEGY FUND

(Formerly Oak Ridge Large Cap Growth Fund)

Class A: ORILX, Class C: ORLCX, Class I: PORYX

OAK RIDGE DIVIDEND GROWTH FUND

Class A: ORDAX, Class I: ORDNX

Each a series of Investment Managers Series Trust

Supplement dated June 19, 2018, to the

Prospectus dated October 1, 2017.

Effective immediately, the following section is added under “Appendix A – Waivers and Discounts Available from Intermediaries” beginning on page 90 of the Prospectus:

Morgan Stanley

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Funds’ Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•	Shares purchased through a Morgan Stanley self-directed brokerage account
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Please retain this Supplement with your records.